Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	SPX TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6948
Entity Tax Identification Number	88-3567996
Entity Address, Address Line One	6325 Ardrey Kell Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	474-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SPXC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000088205
Amendment Flag	false